SHAREHOLDERS' EQUITY (Warrants) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Aug. 31, 2008 Warrant [Member] USD ($)	May 30, 2007 Warrant [Member] CAD
Class of Warrant or Right [Line Items]
Maximum number of shares issuable under warrant to purchase common stock				126,250
Exercise price of warrant				3.56
Warrants outstanding to purchase shares of common stock				31,562
Revenue reduction amount recognized			$ 64
Volatility factor			50.00%
Risk-free rate			3.30%
Dividend yield
Average Expected Life	4 years	4 years	8 years 9 months